LEASES (Schedule of rental expense) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
LEASES [Abstract]
Minimum rental expense	$ 1,726,817	$ 1,752,764	$ 1,709,197
Contingent rental expense	736,406	743,248	726,340
Operating leases rent expense minimum and contingent rentals	2,463,223	2,496,012	2,435,537
Sublease rental income	6,161,173	6,222,388	5,807,901
Excess of sublease income over expense	$ 3,697,950	$ 3,726,376	$ 3,372,364